Basis of preparation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Basis of preparation and accounting policies [abstract]
Reporting entity and authorisation of the Consolidated financial statement
1.1 Reporting entity and authorisation of the Consolidated financial statements
ING Groep N.V.

is a company domiciled in Amsterdam, the Netherlands. Commercial

Register of Amsterdam,
number 33231073. These Consolidated financial statements, as at and for the year ended 31

December 2021,
comprise ING Groep N.V.

(the Parent company) and its subsidiaries, together referred to as ING Group. ING
Group is a global financial institution with a strong European base, offering a wide range of retail and
wholesale banking services to customers in over 40

countries.

The ING Group Consolidated financial statements, as at and for the year ended 31 December 2021,

were
authorised for issue in accordance with a resolution of the Executive Board on 7 March 2022. The

Executive
Board has the power to amend the financial statements as long as these are not adopted by the General
Meeting of Shareholders. The General Meeting of Shareholders may decide not to adopt the financial statements, but may not amend these.
1.2 Basis of preparation of the Consolidated financial statements

The ING Group Consolidated financial statements have been prepared in accordance with International
Financial Reporting Standards as issued by the International Accounting Standards Board for purposes of reporting with the U.S. Securities and Exchange Commission (SEC), including financial information contained in
this Annual report on Form 20-F. The term ‘IFRS-IASB’ is used to refer to International Financial Reporting
Standards as issued by the International Accounting Standards Board, including the decisions

ING Group made
with regard to the options available under IFRS-IASB.
The ING Group Consolidated financial statements have been prepared on a going concern basis and there are no significant doubts about the ability of ING Group to continue as a going concern. In 2021 ING Group’s capital
and liquidity position remained strong despite the Covid-19 impact and ING Group has sufficient buffers to
withstand certain adverse scenarios without breaching currently applicable and likely future requirements.
Strong capital position allowed ING Group to pay cash dividends and other cash distributions to the

Basis of preparation of the Consolidated financial statements
1.2 Basis of preparation of the Consolidated financial statements

The ING Group Consolidated financial statements have been prepared in accordance with International
Financial Reporting Standards as issued by the International Accounting Standards Board for purposes of reporting with the U.S. Securities and Exchange Commission (SEC), including financial information contained in
this Annual report on Form 20-F. The term ‘IFRS-IASB’ is used to refer to International Financial Reporting
Standards as issued by the International Accounting Standards Board, including the decisions

ING Group made
with regard to the options available under IFRS-IASB.
The ING Group Consolidated financial statements have been prepared on a going concern basis and there are no significant doubts about the ability of ING Group to continue as a going concern. In 2021 ING Group’s capital
and liquidity position remained strong despite the Covid-19 impact and ING Group has sufficient buffers to
withstand certain adverse scenarios without breaching currently applicable and likely future requirements.
Strong capital position allowed ING Group to pay cash dividends and other cash distributions to the shareholders during 2021, as well as to announce and to start execution of a share buyback programme.
Reference is made to Note 19 ‘Equity’.
The Consolidated financial statements are presented in euros and rounded to the nearest million, unless stated
otherwise. Amounts may not add up due to rounding.
1.2.1 Presentation of Risk management disclosures
To improve transparency,

reduce duplication and present related information in one place, certain disclosures of the nature and extent of risks related to financial instruments required by IFRS 7 ‘Financial instruments:
Disclosures’ are included in the ‘Risk management’

section of the Annual Report.
These disclosures are an integral part of ING Group Consolidated financial statements and are indicated in the
‘Risk management’ section by the symbol (*).

Chapters, paragraphs, graphs or tables within the risk
management section that are indicated with this symbol in the respective headings or table header are
considered to be an integral part of the Consolidated financial statements.
1.2.2 Reconciliation between IFRS-EU and IFRS-IASB
The published 2021 Consolidated financial statements of ING Group are prepared in accordance with IFRS-EU.
IFRS-EU refers to International Financial Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU.
IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk.

Presentation of Risk management disclosures
1.2.1 Presentation of Risk management disclosures
To improve transparency,

reduce duplication and present related information in one place, certain disclosures of the nature and extent of risks related to financial instruments required by IFRS 7 ‘Financial instruments:
Disclosures’ are included in the ‘Risk management’

section of the Annual Report.
These disclosures are an integral part of ING Group Consolidated financial statements and are indicated in the
‘Risk management’ section by the symbol (*).

Chapters, paragraphs, graphs or tables within the risk
management section that are indicated with this symbol in the respective headings or table header are
considered to be an integral part of the Consolidated financial statements.

Reconciliation between IFRS-EU and IFRS-IASB
1.2.2 Reconciliation between IFRS-EU and IFRS-IASB
The published 2021 Consolidated financial statements of ING Group are prepared in accordance with IFRS-EU.
IFRS-EU refers to International Financial Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU.
IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk.
Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. Under the EU IAS 39 carve-out,
hedge accounting may be applied, in respect of fair value macro hedges, to core deposits and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB,
hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
This information is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-
out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the
possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied
alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Annual Report on Form 20- F.
A reconciliation between IFRS-EU and IFRS-IASB is included below.
Both IFRS-EU and IFRS-IASB differ in several areas from accounting principles generally accepted in the United
States of America (US GAAP).
Reconciliation net result under IFRS-EU and IFRS-IASB
in EUR million
2021 2020 2019
In accordance with IFRS-EU (attributable to the shareholders of the parent)
4,776 2,485 4,781
Adjustment of the EU IAS 39 carve-out
1,603 -410 -1,181
Tax effect

of the adjustment
1) -429 176 303
Effect of adjustment after tax 1,174 -234 -878
In accordance with IFRS-IASB (attributable to the shareholders of the parent) 5,951 2,250 3,903
1)

includes the effect of changes in tax rate.
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB in EUR million
2021 2020 2019
In accordance with IFRS-EU (attributable to the shareholders of the parent)
53,919 54,637 53,769
Adjustment of the EU IAS 39 carve-out -2,490 -4,081 -3,658
Tax effect

of the adjustment
637 1,063 885
Effect of adjustment after tax -1,853 -3,018 -2,773
In accordance with IFRS-IASB Shareholders’ equity 52,066 51,619 50,996

Impact of Covid 19
1.3 Impact of Covid-19
In 2021, the Covid-19 pandemic continued to have an impact on people,

businesses and the economy. While
vaccination rates continued to increase and Covid-19 related restrictions were lifted in some jurisdictions in the first part of 2021, the end of 2021 was again marked by new waves of infections, supply chain disruptions, rising energy prices and increasing inflation impacting companies and consumers. In many countries,
governments have adopted economic support programs. In addition, various initiatives have been taken by ING to support our clients to manage these extraordinary times by way of granting, amongst others, temporary payment holidays.
Governments in almost all Retail Banking countries have adopted measures providing for payment holidays.
During 2020 and 2021, in line with the EBA moratoria guidelines,

approximately
137

thousand customers had
been granted payment holidays under schemes that were eligible under the EBA moratoria guidelines. The total exposure of loans for which a payment holiday was granted amounts to EUR 15.3 billion of which over
57 % were for customers located in the Netherlands and Belgium. At the end of 2021, 99.8 % of granted payment holidays had expired.
As government support measures will, or have already ended, and Covid-19 remains a threat as was evidenced
with the emergence of the omicron variant at the end of 2021, Covid-19 is still bringing uncertainties and risks.
Certain sector were particularly impacted by the Covid-19 pandemic. An economic sector-based adjustments of
EUR 341

million was taken in December 2021 because of delays in defaults occurring in the Covid-19 related
crisis, mainly as a result of government support programmes, while GDP growth forecasts as well as unemployment rates and house prices improved over 2021 and which triggered releases of the model based
provisions.

For further information on payments holidays and management adjustments applied, reference is made to the
‘Credit risk’ paragraph of the ‘Risk management’ section.
As a result of the economic effects of Covid-19 estimation uncertainty and level of management judgement remains at an elevated level in 2021 compared to before the Covid-19 pandemic, particularly in the estimation of loan loss provisions (including the need for management adjustments) and impairment assessment of an
investment in an associate. Reference is made to paragraph 1.5 ‘Significant judgements and critical accounting estimates and assumptions’ for further explanation.

Changes to accounting policies and presentation
1.4 Changes to accounting policies and presentation
ING Group has consistently applied its accounting policies to all periods presented in these Consolidated
financial statements.
In 2021, in note 21 ‘Net fee and commission income’, ING Group changed the presentation of net fee and commission income to better align with internal management and monitoring. Comparative figures for 2020 and 2019 have been updated accordingly.

Changes to in IFRS effective in 2021
1.4.1 Changes in IFRS effective in 2021
The following amended standards became effective in 2021:
◾ Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and
Measurement’, IFRS 16 ‘Leases’,

IFRS 4 ‘Insurance Contracts’ and IFRS 7 ‘Financial Instruments:
Disclosures’: ‘IBOR Reform and its Effects on Financial Reporting – Phase 2’ (issued in August 2020);
◾ Amendments to IFRS 16 ‘Leases’: ‘Covid-19-Related Rent Concessions’ (issued in May 2020).
The IBOR Reform – Phase 2 amendments relate mainly to accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities due to the IBOR reform and impact on hedge
accounting when an existing benchmark rate is reformed or replaced with an alternative risk free rate.
Specifically, Phase 2 amendments require that the effective interest rate on debt financial instruments is
adjusted, and hedge accounting continues on transition to risk free rates, but only to the extent that the modifications made to financial instruments are those necessary to implement the IBOR Reform and that the
new basis for calculating cash flows is ‘economically equivalent’ to the previous basis. By applying these mandatory amendments, ING Group avoids recognising modification gains and losses on debt instruments that
would otherwise be required in the absence of Phase 2 amendments

(changes to debt instruments resulting
from IBOR Reform are treated as a reset to the instrument’s variable interest rate). In addition, ING Group avoids hedge accounting discontinuations when modifying both hedged items and hedging instruments (and
related hedge documentation) as a consequence of IBOR reform that would otherwise be required in the absence of Phase 2 amendments. Refer to ‘Risk Management’ section

– ‘Market Risk’ for more details.
Although ING Group has significant exposures to IBORs,

the transition to the new risk free rates did not have a
material impact in 2021 partially due to the IBOR amendments to IFRS 9 and IAS 39 as described above.
The amendments to IFRS 16 ‘Leases’ provide lessees with an

exemption from assessing whether a Covid-19-
related rent concession is a lease modification. As ING Group did not receive rent concessions as a lessee, these amendments had no impact on the accounting policies

of ING Group.
ING Group has not early adopted any standard, interpretation or amendment in 2021 which has been issued, but is not yet effective.
1.4.2 Upcoming changes in IFRS after 2021
The following published amendments are not mandatory for 2021 and have not been early adopted by ING
Group. ING Group is still currently assessing the detailed impact of these amendments.

However, the
implementation of these amendments is expected to have no significant impact on ING Group’s Consolidated financial statements.
Effective in 2022:
◾ Amendments to IFRS 3 ‘Business Combinations’: Reference to the Conceptual Framework (issued in May
2020).
◾ Amendments to IAS 16 ‘Property, Plant and Equipment’: Proceeds before Intended Use (issued in May
2020).
◾
Amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’:

Onerous Contracts —
Cost of Fulfilling a Contract (issued in May 2020).
◾ Annual improvements to IFRS Standards 2018-2020 Cycle: Amendments to IFRS 1 ‘First-time Adoption of
International Financial Reporting Standards’, amendments to IFRS 9 ‘Financial Instruments’ and amendments to IFRS 16 ‘Leases’ (issued in May 2020).

Upcoming changes in IFRS after 2021
1.4.2 Upcoming changes in IFRS after 2021
The following published amendments are not mandatory for 2021 and have not been early adopted by ING
Group. ING Group is still currently assessing the detailed impact of these amendments.

However, the
implementation of these amendments is expected to have no significant impact on ING Group’s Consolidated financial statements.
Effective in 2022:
◾ Amendments to IFRS 3 ‘Business Combinations’: Reference to the Conceptual Framework (issued in May
2020).
◾ Amendments to IAS 16 ‘Property, Plant and Equipment’: Proceeds before Intended Use (issued in May
2020).
◾
Amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’:

Onerous Contracts —
Cost of Fulfilling a Contract (issued in May 2020).
◾ Annual improvements to IFRS Standards 2018-2020 Cycle: Amendments to IFRS 1 ‘First-time Adoption of
International Financial Reporting Standards’, amendments to IFRS 9 ‘Financial Instruments’ and amendments to IFRS 16 ‘Leases’ (issued in May 2020).
Effective in 2023:
◾ Amendments to IAS 1 ‘Presentation of Financial Statements’: Classification of Liabilities as Current or Non-
current (issued in January 2020).

◾ Amendments to IAS 1 ‘Presentation of Financial Statements’: Disclosure of Accounting Policies (issued in
February 2021).
◾ Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’: Definition of
Accounting Estimates (issued in February 2021).
◾
Amendments to IAS 12 ‘Income Taxes’: Deferred Tax

Related to Assets and Liabilities Arising From a Single
Transaction (issued in May 2021).
IFRS 17 ‘Insurance contracts’

– effective in 2023
In May 2017, the IASB issued IFRS 17 ‘Insurance Contracts’, a new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4
‘Insurance Contracts’,

which allowed diversity in accounting practices for insurance contracts. In June 2020, the
IASB published amendments to IFRS 17 including a scope

exclusion for credit card contracts and similar
contracts that provide insurance coverage, and an optional scope exclusion for loans with death waivers. ING
Group does not have insurance business, but mainly sells insurance products as a broker where it does not run
the insurance risk. ING Group is currently assessing the detailed impact of adopting this Standard
.

Significant judgements and critical accounting estimates and assumptions
1.5 Significant judgements and critical accounting estimates and assumptions

The preparation of the Consolidated financial statements requires management to make judgements in the process of applying its accounting policies and to use estimates and assumptions.

The estimates and
assumptions affect the reported amounts of the assets and liabilities and the amounts of the contingent assets
and contingent liabilities at the balance sheet date, as well as reported income and expenses for the year. The actual outcome may differ from these estimates. The process of setting assumptions is subject to internal control procedures and approvals.

ING Group has identified areas that require management to make significant judgements and use critical accounting estimates and assumptions based on the information and financial data that may change in future
periods. These areas are:

◾ Loan loss provisions (financial assets);
◾
The determination of the fair values of financial assets and liabilities;

◾
Impairment assessment of an investment in associate;

◾ Provisions; and
◾
Accounting for Targeted

Longer-Term

Refinancing Operations (TLTRO).

For further discussion of the significant judgements and critical accounting estimates and assumptions in these
areas, reference is made to the relevant parts in paragraph 1.6 ‘Financial instruments’

(specifically 1.6.8
‘Impairment of financial assets’, 1.6.3 for ‘Fair values of financial assets and liabilities’,

1.10 ‘Investments in
associates and joint ventures’, 1.16 ‘Provisions, contingent liabilities and contingent assets’ and 1.6.9
‘Accounting for

Targeted Longer-Term

Refinancing Operations (TLTRO)’)

of this note and the applicable notes
to the Consolidated financial statements.

Recognition and derecognition of financial instruments
1.6.1 Recognition and derecognition of financial instruments
Recognition of financial assets
Financial assets are recognised in the balance sheet when ING

Group becomes a party to the contractual
provisions of the instrument. For a regular way purchase or sale of a financial asset, trade date and settlement date accounting is applied depending on the classification of the financial asset.
Derecognition of financial assets

Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired
or where ING Group has transferred the rights to receive the cash flows from the financial asset or assumed an obligation to pass on the cash flows and has transferred substantially all the risks and rewards of the asset. If
ING Group neither transfers nor retains substantially all the risks and rewards of ownership of a financial asset, it derecognises the financial asset if it no longer has control over the asset. The difference between the
carrying amount of a financial asset that has been extinguished and the consideration received is recognised in
profit or loss.
Recognition of financial

liabilities

Financial liabilities are recognised on the date that the entity becomes a party to the contractual provisions of
the instrument.
Derecognition of financial liabilities

Financial liabilities are derecognised when the obligation specified in the contract is discharged, cancelled or
expired. The difference between the carrying amount of a financial liability that has been extinguished and the
consideration paid is recognised in profit or loss.

Classification and measurement of financial instruments
1.6.2 Classification and measurement of financial instruments
Financial assets
ING Group classifies its financial assets in the following measurement categories:
◾ those to be measured subsequently at fair value (either through OCI, or through profit or loss); and
◾
those to be measured at amortised cost (AC).

At initial recognition, ING Group measures a financial asset at its fair value plus, in the case of a financial asset
not at FVPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction
costs of financial assets carried at fair value through profit or loss (FVPL)

are expensed in the statement of
profit or loss.
Financial assets - Debt instruments
The classification depends on the entity’s business model for managing the financial assets and the contractual
terms of the cash flows at initial recognition.
Business models
Business models are classified as Hold to Collect (HtC),

Hold to Collect and Sell (HtC&S) or Other depending

on
how a portfolio of financial instruments as a whole is managed.

ING Group’s business models are based on the
existing management structure of the bank, and refined based on an analysis of how businesses are evaluated
and reported, how their specific business risks are managed and on historic and expected future sales. Sales
are permissible in a HtC business model when

these are due to an increase in credit risk, take place close to the maturity date (where the proceeds from the sales approximate the collection of the remaining contractual cash flows), are insignificant in value (both individually and in aggregate) or are infrequent.
Contractual cash flows Solely Payments of Principal and Interest (SPPI)

The contractual cash flows of a financial asset are assessed to determine whether they represent SPPI. Interest
includes consideration for the time value of money, credit risk and also consideration for liquidity risk and costs associated with holding the financial asset for a particular period of time. In addition, interest can include a
profit margin that is consistent with a basic lending arrangement. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are SPPI.

In assessing whether the contractual cash flows are SPPI, ING Group considers the contractual terms of the instrument. This includes assessing whether the financial

asset contains a contractual term that could change
the timing or amount of contractual cash flows such that it would not meet this condition.

Based on the entity’s business model for managing the financial assets and the contractual terms of the cash
flows, there are three measurement categories into which ING Group classifies its debt instruments:
◾ Amortised Cost (AC):
Debt instruments that are held for collection of contractual cash flows under a HtC business model where
those cash flows represent SPPI are measured at AC. Interest income from these financial assets is included in Interest income using the EIR method. Any gain or loss arising on derecognition is recognised
directly in profit or loss. Impairment losses are presented as a separate line item in the statement of profit or loss.
◾ FVOCI:
Debt instruments that are held for collection of contractual cash flows and for selling the financial assets under a HtC&S business model, where the assets’ cash

flows represent SPPI, are measured at FVOCI.
Movements in the carrying amount are recognised in OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses which are recognised in profit or loss.
When the financial asset is derecognised, the cumulative

gain or loss previously recognised in OCI is
reclassified from equity to profit or loss and presented in Investment income or Other income, based on the specific characteristics of the business model. Interest income from these financial assets is included in Interest income using the EIR method. Impairment losses are presented as a separate line item in the statement of profit or loss.
◾ FVPL:
Debt instruments that do not meet the criteria for AC or FVOCI are measured at FVPL. This includes debt
instruments that are held-for-trading (presented separately as Trading assets) and all other debt
instruments that do not meet the criteria for AC or FVOCI (presented separately as Mandatorily at FVPL).
ING Group may in some cases, on initial recognition, irrevocably designate a financial asset as classified and measured at FVPL. This is the case where doing so eliminates or significantly reduces an accounting
mismatch that would otherwise arise on assets measured at AC or FVOCI.

Fair value movements on
trading securities, trading loans and deposits (mainly reverse repo’s) are presented fully within valuation result and net trading income, this also includes interest. The interest arising on financial assets designated as at FVPL is recognised in profit or loss and presented within Interest income or Interest expense in the period in which it arises. The interest arising on a debt instrument that is part of a hedge
relationship, but not subject to hedge accounting, is recognised in profit or loss and presented within
Interest income or Interest expense in the period in which it arises.

ING Group reclassifies debt instruments if, and only if, its business model for managing those financial assets changes. Such changes in business models are expected to be very infrequent. There have been no reclassifications during the reporting period.
Financial assets - Equity instruments
All equity investments are measured at fair value. ING Group applies the fair value through OCI option to investments which are considered strategic, consisting of investments that add value to ING Group’s core banking activities.

There is no subsequent recycling of fair value gains and losses to profit or loss following the derecognition of investments if elected to be classified and measured as FVOCI. However, the cumulative gain or loss is transferred within equity to retained earnings on derecognition of such equity instruments. Dividends from such investments continue to be recognised in profit or loss as Investment income when ING Group’s right to receive payments is established. Impairment requirements are not applicable to equity investments classified and measured as FVOCI.
Other remaining equity investments are measured at FVPL. All changes in the fair value are recognised in
Valuation result and Net trading income in the Consolidated statement of profit or loss.
Financial liabilities
Financial liabilities are classified and subsequently measured at

AC, except for financial guarantee contracts,
derivatives and liabilities designated at FVPL. Financial liabilities classified and measured at FVPL are presented
as follows:

◾
the amount of change in the fair value that is attributable to changes in own credit risk of the liability
designated at FVPL is presented in OCI. Upon derecognition this Debit Valuation Adjustment (DVA) impact does not recycle from OCI to profit or loss; and

◾ the remaining amount of change in the fair value is presented in profit or loss in ‘Valuation results and net trading income’. Interest

on financial liabilities at FVPL is also recognised in

the valuation result, except for
items voluntarily designated as FVPL for which interest is presented within ‘Other interest income
(expense).
A financial guarantee contract is a contract that requires ING Group to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due in accordance with the original or modified terms of a debt instrument. Such

a contract is initially recognised at fair value and is
subsequently measured at the higher of (a) the amount determined in accordance with impairment provisions
of IFRS 9 ‘Financial instruments’ (see section “Impairment of financial assets”) and (b) the amount initially
recognised less, when appropriate, cumulative amortisation recognised in accordance with the revenue
recognition principle of IFRS 15 ‘Revenue from contracts with customers’.

Fair values of financial assets and liabilities
1.6.3 Fair values of financial assets and liabilities
All financial assets and liabilities are recognised initially at fair value. The fair value of a financial instrument on
initial recognition is generally its transaction price (that is, the fair value of the consideration given or received).
However,

if there is a material difference between the transaction price and the fair value of financial instruments whose fair value is based on a valuation technique using significant unobservable inputs,

the
entire day one difference (a ‘Day One profit or loss’) is deferred. ING Group defers the Day One profit or loss relating to financial instruments classified as Level 3 and financial instruments with material unobservable
inputs into CVA which are not necessarily classified as Level 3. The deferred Day One profit or loss is recognised in the statement of profit or loss over the life of the transaction until the transaction matures or until the observability improves. In all other cases, ING Group recognises the difference as a gain or loss at inception.
Subsequently, except for

financial assets and financial liabilities measured

at amortised cost, all the other
financial assets and liabilities are measured at fair value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It assumes that market participants would use and take into account the characteristics of the asset or liability when pricing the asset or liability.
Fair values of financial assets and liabilities are based on unadjusted quoted market prices where available.
Such quoted market prices are primarily obtained from exchange prices for listed financial instruments. Where an exchange price is not available, quoted prices in an active market may be obtained from independent market vendors, brokers, or market

makers. In general, positions are valued at the bid price for a long position and at the offer price for a short position or are valued at the price within the bid-offer spread that is most representative of fair value in the circumstances. In some cases where positions are marked at mid-market prices, a fair value adjustment is calculated.

For certain financial assets and liabilities, quoted market prices are not available. For such instruments, fair value is determined using valuation techniques. These range from discounting of cash flows to various valuation models, where relevant pricing factors including the market price of underlying reference instruments, market parameters (volatilities, correlations and credit ratings), and customer behaviour are taken into account. ING Group maximises the use of market observable inputs and minimises the use of unobservable inputs in determining the fair value. It can be subjective dependent on the significance of the
unobservable input to the overall valuation. All valuation techniques used are subject to internal review and approval. Most data used in these valuation techniques are validated on a daily basis when possible.
When a group of financial assets and liabilities are managed on the basis of their net risk exposures, the fair
value of a group of financial assets and liabilities are measured on a net portfolio level.
To include credit risk in fair value, ING Group applies both Credit and Debit Valuation Adjustments (CVA, DVA, also known as Bilateral Valuation Adjustments or BVA). Own issued debt and structured notes that are designated at FVPL are adjusted for ING Group’s own credit risk by means of a DVA. Additionally, derivatives valued at fair value are adjusted for credit risk by a BVA. The BVA is of a bilateral nature as both the credit risk on the counterparty (CVA) as well as the credit risk on ING Group (DVA) are included in the adjustment. All input data that is used in the determination of the BVA is based on market implied data. Additionally, wrong-
way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty deteriorates) and right-way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty improves) are taken into account in the measurement of the valuation adjustment.

To include the funding risk, ING Group applies an additional ‘Funding Valuation Adjustment’ (FVA) to the uncollateralised derivatives based on the market price of funding liquidity.
ING Group also applies to certain positions other valuation adjustments to arrive at the fair value: Bid-Offer adjustments, Model Risk Adjustments and Collateral Valuation Adjustments

(CollVA).
Significant judgements and critical accounting estimates and assumptions:
Even if market prices are available, when markets are less liquid there may be a range of prices for the same security from different price sources. Selecting the most appropriate price requires judgement and could result in different estimates of fair value.
Valuation techniques are subjective in nature and significant judgement is involved in establishing fair values for certain financial assets and liabilities. Valuation techniques involve various assumptions regarding pricing factors. The use of different valuation techniques and assumptions could produce significantly different estimates of fair value.
Price testing is performed to assess whether the process of valuation has led to an appropriate fair value of the position and to minimise the potential risks of economic losses due to incorrect or misused models.

Assessing whether a market is active, and whether an input is observable and significant, requires judgement.
ING Group categorises its financial instruments that are either measured in the statement of financial position at fair value or of which the fair value is disclosed, into a three level hierarchy based on the observability and significance of the valuation inputs. The use of different approaches to assess whether a market is active, whether an input is observable, and whether an unobservable

input is significant could produce different
classification within the fair value hierarchy as well as potentially different deferral of the Day One profit or loss.
Reference is made to note 39 ‘Fair value of assets and liabilities’ and to the ‘Market risk’ paragraph in the ‘Risk management’ section of the Annual

Report for the basis of the determination of the fair value of financial instruments and related sensitivities.

Derivatives and hedge accounting
1.6.4

Derivatives and hedge accounting
Derivatives are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently measured at fair value. Fair values are obtained from quoted market prices in active markets, including market transactions and valuation techniques (such as discounted cash flow models and option pricing models), as appropriate. All derivatives are carried as assets when their fair value is positive and as liabilities when their fair value is negative. Fair value movements on derivatives are presented in profit or loss in Valuation result and net trading income, except for derivatives in either a formal hedge relationship and so-
called economic hedges that are not in a formal hedge accounting relationship where a component is presented separately in interest result in line with ING Group’s risk management strategy.

Embedded derivatives are separated from financial liabilities and other non-financial contracts and accounted
for as a derivative if, and only if:
a) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract;
b)
a separate instrument with the same terms as the embedded derivative would meet the definition of a
derivative; and
c) the combined instrument is not measured at fair value with changes in fair value reported in profit or loss.
If an embedded derivative is separated, the host contract is accounted for as a similar free-standing contract.
The method of recognising the resulting fair value gain or loss depends on whether the derivative is designated
as a hedging instrument, and if so, the nature of the item being hedged. ING

Group designates certain
derivatives as hedges of the fair value of recognised assets or liabilities or firm commitments

(fair value hedge),
hedges of highly probable future cash flows attributable to a recognised asset or liability or a forecast transaction (cash flow hedge), or hedges of a net investment in a foreign operation. Hedge accounting is used for derivatives designated in this way provided certain criteria are met.
At the inception of the transaction ING Group documents the relationship between hedging instruments and
hedged items, its risk management objective, together with the methods selected to assess hedge
effectiveness. ING Group also documents its assessment, both at hedge inception and on an ongoing basis, of
whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of the hedged items.
ING Group applies also macro cash flow hedge accounting to hedge the variability in future cash flows of non-
trading assets and liabilities due to the interest rate risk and foreign currency exchange rate risk. The designated hedged items are floating rated assets or liabilities, such as floating rate mortgages and corporate loans. The effective portion of changes in the fair value of the derivatives are recognised in the Other
Comprehensive Income.

Fair value hedges
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognised in the statement of profit or loss, together with fair value adjustments to the hedged item attributable to the hedged risk. If the hedge relationship no longer meets the criteria for hedge accounting,

the cumulative
adjustment of the hedged item is, in the case of interest bearing instruments, amortised through the
statement of profit or loss over the remaining term of the original hedge or recognised directly when the hedged item is derecognised. For non-interest bearing instruments, the cumulative adjustment of the hedged item is recognised in the statement of profit or loss only when the hedged item is derecognised.
Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognised in the Other Comprehensive Income. The gain or loss relating to the ineffective portion is recognised immediately in the statement of profit or loss. Amounts accumulated in the Other
Comprehensive Income are recycled to the statement of profit or loss in the periods in which the hedged item affects net result. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria
for hedge accounting, any cumulative gain or loss existing in the Other Comprehensive Income at that time remains in the Other Comprehensive Income and is recognised when the forecast transaction is ultimately recognised in the statement of profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in the Other Comprehensive Income is transferred immediately to the statement of profit or loss.
Net investment hedges
Hedges of net investments in foreign operations are accounted for in a similar way to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognised in the Other
Comprehensive Income and the gain or loss relating to the ineffective portion is recognised immediately in the statement of profit or loss. Gains and losses accumulated in the Other Comprehensive Income are included in
the statement of profit or loss when the foreign operation is disposed.
IBOR Transition - specific policies applicable from 1 January 2019 for hedges directly affected
by IBOR reform
As further explained in the ‘IBOR Transition’ paragraph of the ‘Risk management’

section,

the financial markets
are going through a significant reform of interbank offered rates (IBOR) and financial institutions are obligated to implement a replacement of major interest rate reference rates.

Given that IBOR reform may have various accounting implications, the International Accounting Standards
Board (IASB) has undertaken a two phase project. Phase 1 addresses those issues that affect financial reporting before the replacement of an existing benchmark (Phase 1 amendments to IFRS were issued by the IASB in
2019). Phase 2 focuses on issues that may affect financial reporting when the existing benchmark rate is
reformed or replaced. Phase 2 amendments to IFRS were issued by the IASB in 2020.

In 2019, ING Group early adopted the Phase 1 amendments

to IFRS which allowed ING Group to apply a set of
temporary exceptions to continue hedge accounting even when there is uncertainty about contractual cash flows arising from the reform. Under these temporary exceptions, interbank offered rates are assumed to continue unaltered for the purposes of hedge accounting until such time as the uncertainty is resolved.
More specifically, the following temporary reliefs are part of the Phase 1 amendments:
◾ Highly probable requirement for cash flow hedges
◾ When determining whether a forecast transaction is highly probable, it is assumed that the interest rate benchmark on which the hedged cash flows are based is

not altered as a result of the reform.
◾ Prospective assessment of hedge effectiveness
◾
When performing the prospective assessment it is assumed that the interest rate benchmark on which the
hedged cash flows are based is not altered as a result of the reform.
◾ Retrospective assessment of hedge effectiveness
◾ When performing the retrospective assessment hedges are allowed to pass the assessment even if actual results are outside the 80-125% range, during the period of uncertainty arising from the IBOR reform.
◾ Designation of a component of an item as a hedged item
◾ For hedges of the benchmark component of interest rate risk affected by the reform, the separately identifiable requirement only needs to be demonstrated at the inception of such hedging relationships
(including macro hedges).
The amendments are relevant given that ING Group hedges and applies hedge accounting to benchmark interest rate exposure part of IBOR reform. ING Group hedges are being progressively amended, where necessary, to incorporate the new benchmark rates. During 2021, ING Group transitioned significant portions of its financial instruments (designated in hedge accounting relationships) linked to benchmarks ceasing in
2021. In the coming year, ING Group will shift the focus to USD LIBOR contracts (USD LIBOR tenors will continue to be published until the end of June 2023).
As at 31 December 2021, ING Group still maintains hedging instruments and hedged items indexed by the IBOR
benchmark rates (mainly, USD LIBOR). Therefore, although the path for IBOR transition is well progressed
(including the timeline of IBOR cessation and for some contracts the replacement rate and spread adjustment),
some uncertainties still remain in 2021 over the timing and the amount of the replacement rate cash flows
and, thus, temporary exceptions under Phase 1 continued to be relevant for ING Group as at 31 December
2021. ING Group will completely cease to apply the amendments when this uncertainty is no longer present or
when the hedging relationship is discontinued. Refer to note 40 ‘Derivatives and hedge accounting’

for the
disclosures relating to the application of the amendments as part of Phase

1. Refer to note ‘Risk management/
IBOR Transition’

for more information regarding the end of Phase 1 reliefs for ING Group’s hedging relationships.
In 2021 Phase 2 amendments became effective for ING Group. For hedge accounting, Phase 2 amendments require that hedge accounting continues on transition to risk free rates provided that the modifications made to financial instruments are those necessary to implement the IBOR

Reform and that the new basis for
calculating cash flows is ‘economically equivalent’ to the previous basis. Particularly,

Phase 2 amendments
allow the continuation of hedging relationships, subject to amending their documentation to reflect changes in
hedged instruments, hedging instruments, hedged risk, and/or the method for measuring effectiveness during
the transition to the new benchmark rates.

More specifically, the following temporary reliefs are part of the Phase 2 amendments:
◾ Relief from discontinuing hedging relationships
o
Amendments in the hedge documentation as a consequence of changes required by the IBOR reform
do not result in the discontinuation of the hedge relationship nor the designation of a new hedge
relationship. The changes can be in form of designating an alternative benchmark rate as a hedged risk, the description of the hedging instrument, the description of the hedged item, or the method to
measure the effectiveness.
o
When the hedged item is amended as a consequence

of the IBOR reform (or if the hedge has
previously been discontinued), amounts accumulated in the cash flow hedge reserve are deemed to
be based on the RFR. This results in the release of

the cash flow hedge reserve to profit or loss in the
same period or periods in which the hedged

cash flows that are now based on the RFR affect profit or
loss.
o
When the items within a designated group of hedged items are amended as a consequence of the
IBOR reform, the hedging strategy remains and is not discontinued. As items within the hedged group transition at different times from IBORs to RFRs, they are transferred to sub-groups of instruments that reference RFRs as the hedged risk. The existing IBORs remain designated as the hedged risk for the other sub-group of hedged items, until they are also updated to reference the new RFR. The usual hedge accounting requirements are applied to the hedge relationship in its
entirety.
◾ For the assessment of retrospective hedge effectiveness, the cumulative fair value changes may be reset to zero when the exception to the retrospective assessment of the Phase 1 reliefs ends. This election is made separately for each hedging relationship (i.e., on a hedge-by-hedge basis).
◾
Temporary relief from

having to meet the separately identifiable requirement: a RFR is considered a separately identifiable risk component if it is reasonably expected to meet the separately identifiable requirement within 24 months from the date it is first designated as a non-contractually specified risk component (i.e. when the entity first designates the RFR as a non-contractually specified risk component).
This relief applies to each RFR on a rate-by-rate basis.
Reference is made to paragraph 1.4.1 ‘Changes in IFRS effective in 2021’ of this note.
Non-trading derivatives that do not qualify for hedge accounting
Derivative instruments that are used by ING Group as part of its risk management strategies, but which do not qualify for hedge accounting under ING Group’s accounting policies, are presented as non-trading derivatives.
Non-trading derivatives are measured at fair value with changes in the fair value taken to the statement of profit or loss.

Offsetting of financial assets and financial liabilities
1.6.5

Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset, and the net amount reported, in the statement of financial
position when ING Group has a current legally enforceable right to set off the recognised amounts and intends to either settle on a net basis or to realise the asset and settle the liability simultaneously. Offsetting is applied to certain interest rate swaps for which the services of a central clearing house are used.

1.6.6

Repurchase transactions and reverse repurchase

transactions
Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue
to be recognised in the Consolidated statement of financial position. The counterparty liability is measured at
FVPL (designated) and included in Other financial liabilities at FVPL if the asset is measured at FVPL. Otherwise,
the counterparty liability is included in Deposits from banks,

Customer deposits, or Trading, as appropriate.

Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the Consolidated statement of financial position. The consideration paid to purchase securities is recognised as Loans and advances to customers, Loans and advances to banks, Other financial
assets at FVPL or Trading assets, as appropriate. The difference between the sale and repurchase price is treated as interest and amortised over the life of the agreement using the effective interest method for instruments that are not measured at FVPL.
1.6.7 Credit risk management classification and maximum credit risk exposure
Credit risk management disclosures are provided in the ‘Credit risk’ paragraph ‘Credit risk categories’ of the
‘Risk management’ section in the Annual

Report.

The maximum credit risk exposure for items in the statement of financial position is generally the carrying value for the relevant financial assets. For the off-balance sheet items the maximum credit exposure is the maximum amount that could be required to be paid. Reference is made to Note 45 ‘Contingent liabilities and commitments’ for these off-balance sheet items. Collateral received is not taken into account when determining the maximum credit risk exposure.
The manner in which ING Group manages credit risk and

determines credit risk exposures for that purpose is
explained in the Credit risk paragraph ‘Credit Risk Appetite and Concentration Risk Framework’ of the ‘Risk
management’ section in the Annual

Report.

Repurchase transactions and reverse repurchase transactions
1.6.6

Repurchase transactions and reverse repurchase

transactions
Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue
to be recognised in the Consolidated statement of financial position. The counterparty liability is measured at
FVPL (designated) and included in Other financial liabilities at FVPL if the asset is measured at FVPL. Otherwise,
the counterparty liability is included in Deposits from banks,

Customer deposits, or Trading, as appropriate.

Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the Consolidated statement of financial position. The consideration paid to purchase securities is recognised as Loans and advances to customers, Loans and advances to banks, Other financial
assets at FVPL or Trading assets, as appropriate. The difference between the sale and repurchase price is treated as interest and amortised over the life of the agreement using the effective interest method for instruments that are not measured at FVPL.

Credit risk management classification and maximum credit risk exposure
1.6.7 Credit risk management classification and maximum credit risk exposure
Credit risk management disclosures are provided in the ‘Credit risk’ paragraph ‘Credit risk categories’ of the
‘Risk management’ section in the Annual

Report.

The maximum credit risk exposure for items in the statement of financial position is generally the carrying value for the relevant financial assets. For the off-balance sheet items the maximum credit exposure is the maximum amount that could be required to be paid. Reference is made to Note 45 ‘Contingent liabilities and commitments’ for these off-balance sheet items. Collateral received is not taken into account when determining the maximum credit risk exposure.
The manner in which ING Group manages credit risk and

determines credit risk exposures for that purpose is
explained in the Credit risk paragraph ‘Credit Risk Appetite and Concentration Risk Framework’ of the ‘Risk
management’ section in the Annual

Report.

Impairment of financial assets
1.6.8

Impairment of financial assets

An Expected Credit Loss (ECL) model is applied to financial

assets accounted for at AC or FVOCI such as loans,
debt securities and lease receivables, as well as off-balance sheet items such as undrawn loan commitments, certain financial guarantees issued, and undrawn committed revolving credit facilities. Under the ECL model
ING Group calculates the expected credit losses (ECL) by considering on a discounted basis the cash shortfall it would incur in case of a default and multiplying the shortfall by the probability of a default occurring. The ECL is
the sum of the probability-weighted outcomes. The ECL estimates are unbiased and include reasonable and
supportable information about past events, current conditions, and forecasts of future economic conditions.
ING Group’s approach leverages the Advanced Internal Ratings Based (AIRB) models that are used for regulatory purposes. Adjustments are applied to make these models suitable for determining ECL. ECL is recognised on the balance sheet as loan loss provisions (LLP).
Three stage approach
Financial assets are classified in one of the below three

Stages at each reporting date. A financial asset can
move between Stages during its lifetime. The Stages are based on changes in credit quality since initial
recognition and defined as follows:
◾ Stage 1
Financial assets that have not had a significant increase in credit risk since initial recognition (i.e. no Stage 2
or 3 triggers apply). Assets are classified as Stage 1 upon initial recognition

(with the exception of
purchased or originated credit impaired (POCI) assets) and ECL is determined by the probability that a
default occurs in the next 12 months (12 months ECL);
◾ Stage 2
Financial assets showing a significant increase in credit risk since initial recognition. For assets in Stage 2
ECL reflects an estimate on the credit losses over the remaining maturity of the asset (lifetime ECL); or
◾ Stage 3
Financial assets that are credit-impaired. Also for these assets ECL is determined over the remaining
maturity of the asset.
Significant increase in credit risk
ING Group established a framework, incorporating quantitative and qualitative indicators, to identify and assess significant increases in credit risk (SICR). This is used to determine the appropriate ECL Stage for each
financial asset.
The main determinate of SICR is a quantitative test, whereby the lifetime Probability of Default (PD) of an asset at each reporting date is compared against its lifetime PD determined at the date of initial recognition. If the delta is above pre-defined absolute or relative thresholds the item is considered to have experienced a SICR.
Consequently, the item moves from Stage 1 to Stage 2 (unless the item is credit-impaired). In these instances, items are no longer assigned a 12 month ECL and instead are assigned a lifetime ECL. Items can return to Stage
1 if there is sufficient evidence that there is no longer a significant increase in credit risk. Refer to ‘Criteria for
identifying a significant increase in credit risk’ in the ‘Risk Management’

section of the Annual Report for more
details on relative and absolute PD thresholds, including quantitative disclosures on those thresholds.
ING Group also relies on a number of qualitative indicators to identify and assess SICR. These include:

◾ Forbearance status;
◾ Watch List status. Loans on the Watch List are individually assessed for Stage 2 classification;
◾ Intensive care management;
◾ Substandard Internal rating; and
◾ Arrears status (including 30 days past due used as a backstop).
An asset that is in Stage 2 will move back to Stage 1 when none of the above criteria are in place anymore.
However,

if the asset was moved to Stage 2 based on the forbearance status, then the asset stays in Stage 2 for at least 24 months. If the asset was classified as Stage 2 due to 30 days past due trigger, then the asset is moved back to Stage 1 only after three months from when the trigger no longer applies.
Credit-impaired financial assets (Stage 3)
Financial assets are assessed for credit-impairment at each reporting date and more frequently when circumstances warrant further assessment. Evidence of credit-impairment includes arrears of over 90 days on
any material credit obligation, indications that the borrower is experiencing significant financial difficulty, a breach of contract, bankruptcy or distressed restructuring. The definition of credit-impaired under IFRS 9
(Stage 3) is aligned with the definition of default used by ING Group for internal risk management purposes, which is also the definition used for regulatory purposes.
An asset (other than a POCI asset) that is in Stage 3 will

move back to Stage 2 when, as at the reporting date, it
is no longer considered to be credit-impaired subject to certain probation periods. The asset will migrate back to Stage 1 when its credit risk at the reporting date is no longer considered to have increased significantly since initial recognition.

Macroeconomic scenarios
ING Group has established a quarterly process whereby forward-looking macroeconomics scenarios and probability weightings are developed for the purpose of ECL. ING Group applies data predominantly from a leading service provider (Oxford Economics (OE))

enriched with the internal ING Group view. A baseline, up-
scenario and a down-scenario are determined to reflect an unbiased and probability-weighted

ECL amount. As
a baseline scenario, ING Group applies the market-neutral view combining consensus forecasts for economic
variables such as unemployment rates, GDP growth, house prices, commodity prices,

and short-term interest
rates. Applying market consensus in the baseline scenario ensures unbiased estimates of the expected credit losses.

The alternative scenarios are based on observed forecast errors in the past, adjusted for the risks affecting the economy today and the forecast horizon. The probabilities assigned are based on the likelihoods of observing the three scenarios and are derived from confidence intervals on a probability distribution. The forecasts for
the economic variables are adjusted on a quarterly basis.
Measurement of ECL
ING Group applies a collective assessment method to measure ECL for Stage 1, Stage 2, and certain Stage 3 assets. Other credit-impaired assets subject to ECL measurement apply the individual assessment method.
Collectively assessed assets (Stages 1 to 3)
For collective assessed assets, ING Group applies a model-based approach.

ECL is determined by, expressed
simplistically, multiplying the probability of default (PD) with the loss given default (LGD) and exposure at default (EAD), adjusted for the time value of money. Assets that are collectively assessed are grouped on the basis of similar credit risk characteristics, taking into account loan type, industry, geographic location, collateral type, past due status and other relevant factors. These characteristics are relevant to the estimation of future cash flows for groups of such assets by being indicative of the debtors’ ability to pay all amounts due according to the contractual terms of the assets being evaluated and the loss in case the debtor is not able to pay all
amounts due.
For Stage 3 assets the PD equals 100% and the LGD and EAD represent a lifetime view of the losses based on
characteristics of defaulted facilities.
For the purpose of ECL, ING Group’s expected credit loss models (PD, LGD, EAD) used for regulatory purposes have been adjusted. These adjustments include removing embedded prudential conservatism

(such as floors)
and converted through-the-cycle estimates to point-in-time estimates. The models assess ECL on the basis of forward-looking macroeconomic forecasts and other inputs. For most financial assets, the expected life is limited to the remaining maturity. For overdrafts and certain revolving credit facilities, such as credit cards, the maturity is estimated based on historical data as these do not have a fixed term or repayment schedule.
Individually assessed assets (Stage 3)
ING Group estimates ECL for individually significant credit-impaired financial assets within Stage 3 on an
individual basis. ECL for these Individually assessed assets are determined using the discounted expected
future cash flow method. To determine expected future cash flows, one or more scenarios are used. Each scenario is analysed based on the probability of occurrence

and include forward looking information.
In determining the scenarios, all relevant factors impacting the future cash flows are taken into account. These include expected developments in credit quality, business and economic forecasts, and estimates of if/when recoveries will occur taking into account ING Group’s restructuring/recovery strategy.

The best estimate of ECL is calculated as the weighted-average of the shortfall (gross carrying amount minus discounted expected future cash flow using the original EIR) per scenario, based on best estimates of expected
future cash flows. Recoveries can arise from, among others, repayment of the loan, collateral recovery and the sale of the asset. Cash flows from collateral and other credit enhancements are included in the measurement
of ECL of the related financial asset when it is part of or integral to the contractual terms of the financial asset and the credit enhancement is not recognised separately. For the individual assessment, with granular
(company or asset-specific) scenarios, specific factors can have a larger impact on the future cash flows than macroeconomic factors.
When a financial asset is credit-impaired, interest is no longer recognised based on the accrual income based
on the gross carrying amount of the asset. Rather, interest income is calculated by applying the original EIR to the AC of the asset, which is the gross carrying amount less the related loan loss provision.
Purchased or Originated Credit Impaired (POCI) assets
POCI assets are financial assets that are credit-impaired on initial recognition. Impairment on a POCI asset is
determined based on lifetime ECL from initial recognition. POCI assets are recognised initially at an amount net of ECL and are measured at AC using a credit-adjusted effective interest rate. In subsequent periods any changes to the estimated lifetime ECL are recognised in profit or loss. Favourable changes are recognised as an impairment gain even if the lifetime ECL at the reporting date is lower than the estimated lifetime ECL at origination.
Modifications
In certain circumstances ING Group grants borrowers postponement, reduction of loan principal and/or interest payments on a temporary period of time to maximise collection opportunities, and if possible,

avoid
default, foreclosure, or repossession. When such postponement, reduction of loan principal and/or interest payments is executed based on credit concerns it is also referred to as forbearance (refer to the ‘Risk
Management’ section of the Annual

Report for more details). In such cases, the net present value of the postponement, reduction of loan principal and/or interest payments is taken into account in the determination of the appropriate level of ECL. If the forbearance results in a substantial modification of the terms of the loan, the original loan is derecognised and a new loan is

recognised at fair value at the modification date. ING Group determines whether there has been a substantial modification using both quantitative and qualitative factors.
Write-off and debt forgiveness
Loans and debt securities are written off (either partially or in full)

when there is no reasonable expectation of
recovery and/or collectability of amounts due. The following events can lead to a write-off:

◾
After a restructuring has been completed and there is a high improbability of recovery of part of the
remaining loan exposure (including partial debt forgiveness);

◾
In a bankruptcy liquidation scenario;

◾
After divestment or sale of a credit facility at a discount;

◾
Specific fraud cases with no recourse options.

When a loan is uncollectable, it is written off against the related loan loss provision. Subsequent recoveries of amounts previously written off are recognised in ‘Addition to loan loss provisions’ in the Consolidated statement of profit or loss.
Debt forgiveness (or debt settlement) involves write-off but additionally involves the forgiveness of a legal obligation, in whole or in part. This means that ING Group forfeits the legal right to recover the debt. As a result, the financial asset needs to be derecognised. Distinction is made in situations where ING Group ends
the relationship with the client and situations where ING Group (partially)

continues the financing of the client.
Presentation of ECL
ECL for financial assets measured at AC are deducted from the gross carrying amount of the assets.

For debt
instruments at FVOCI, the ECL is recognised in OCI, instead of deducted the carrying amount of the asset. ECL
also reflects any credit losses related to the portion of the loan commitment that is expected to be drawn down over the remaining life of the instrument. The ECL on issued financial guarantee contracts, in scope of
IFRS 9 and not measured at FVPL, are recognised as liabilities and presented in Other provisions. ECL are
presented in profit or loss in Addition to loan loss provision.
Significant judgements and critical accounting estimates and assumptions:
Considerable management judgement is exercised in determining the amount of ECL for financial assets assessed on both a collective and an individual basis.

The need for management judgement has increased even
further due to the Covid-19 pandemic. In particular, this judgement requires ING Group to make various assumptions about the risk of default, the credit loss rates in case of a default and expected future cash flows.
These assumptions are based on a combination of ING

Group’s past history,

existing market conditions and
forward-looking estimates at the end of each reporting period. Changes in these assumptions may lead to
changes in the ECL over time. Given they are subjective and complex in nature, and because the ECL and the
underlying exposures subject to ECL are material, these assumptions are considered critical accounting assumptions. The sensitivity of these assumptions is

assessed in the credit risk section of the ‘Risk
Management’ section in the Annual

Report.
The use of forward-looking macroeconomic scenarios in

both collective and individual impairment assessments
Forward-looking macroeconomic scenarios are uncertain in nature. The process ING Group follows involves two internal groups, the Macroeconomics Scenarios Team and the Macroeconomics Scenarios Expert Panel.
The latter team consists of senior management representatives from the Business, Risk and Finance. These groups review inputs obtained from a third party provider and subject these to internal expert challenge to ensure the inputs used in the models reflect ING Group’s view on the macro economy. The use of alternate forward-looking macroeconomic scenarios can produce significantly different estimates of ECL. This is demonstrated in the sensitivity analysis in the ‘Risk Management’

section of the Annual Report, where the un-
weighted ECL under each of the three scenarios for some significant portfolios is disclosed.
The probability weights applied to each of the three scenarios
ING Group uses three macroeconomic scenarios when determining IFRS 9 ECL (baseline,

upside and downside).
Management judgement is applied in the design of the approach used to determine the weights of each
scenario and in selecting the parts of

the distribution of forecast errors from which the weights are derived.
Reference is made to the ‘Alternative

scenarios and probability weights’ and the sensitivity analysis in the ‘Risk
Management’ section of the Annual

Report for further details.
The criteria for identifying a significant increase in credit risk
When determining whether the credit risk on a financial

asset has increased significantly, ING Group considers
reasonable and supportable information to compare the risk of default occurring at reporting date with the risk of a default occurring at initial recognition of the financial asset. Whilst judgement is required in applying a PD
rating to each financial asset, there is significant judgement used in determining the Stage allocation

PD
banding thresholds. The process of comparing a financial

asset’s PD with the PD banding thresholds determines
its ECL Stage. Assets in Stage 1 are allocated a 12 month ECL, and those in Stage 2 are allocated a lifetime ECL, and the difference is often significant. As such, the judgement made in assigning financial asset PDs and the PD
banding thresholds constitute a significant judgement. Analysis of the sensitivity associated with the
assessment of significant increase in credit risk is presented in the ‘Risk Management’

section of the Annual
Report.

The definition of default
Judgement is exercised in management’s evaluation of whether there is objective evidence that larger exposures are credit-impaired. Management judgement is required in assessing evidence of credit-impairment.
Management adjustments applied as at 31 December 2021
As Covid-19 continues to bring uncertainties, management adjustments to the model-based

ECL were still
necessary as at 31 December 2021, although

they decreased compared to 2020. The Covid-19 related
management adjustments comprised EUR 373 million as at 31 December

2021 (31 December 2020: EUR 638
million) consisting of economic sector-based and payment holidays management adjustments. Reference is made to the ‘Management adjustments applied this year’

paragraph in the ‘Risk management’ section of the
Annual Report.

Accounting for Targeted Longer-Term Refinancing Operations
1.6.9

Accounting for Targeted

Longer-Term

Refinancing Operations (TLTRO

)
ING Group participates in Targeted Longer-Term

Refinancing Operations (TLTRO III), reference is made to Note
12 ‘Deposits from banks’.
ING Group considers TLTRO funding provided by the ECB to banks to be on market terms on the basis that the
ECB has established a separate market with TLTRO programmes. They have specific terms which are different
from other sources of funding available to banks, including those provided by the ECB. Consequently, the rate under TLTRO is considered to be a market conforming rate

and TLTRO funding is recognized fully as a financial
liability.
ING Group interprets the whole rate set by the ECB under TLTRO as a floating rate on the financial liability, being the market rate for each specific period in time. This results in discrete rates for discrete interest periods over the life of TLTRO. The change in the applicable rate between interest periods is seen as a change in the floating rate and is accounted for prospectively. Similarly,

if the ECB announces changes in the rate for the
amounts already drawn under the existing TLTRO, then such changes also represent a change in a floating rate.
Following this, such changes lead to the recognition of an increased interest in the relevant period of life of the exposure, rather than by the recognition of an immediate modification gain or loss at the moment of the change of terms by the ECB.

Furthermore, the change in the TLTRO rate driven by changes in expectations of meeting the targets impacts interest income. As a result, interest income which relates to the period that already passed until the moment when the change in expectations occurs, is recognised as a catch up adjustment in Consolidated statement of profit or loss. This change occurs only when ING Group has a reasonable expectation that the lending targets
will be met.
ING Group views ‘reasonable expectation’ in case of TLTRO funding as a high hurdle. This is the moment when it becomes highly probable, i.e. the probability of meeting the lending targets is substantially greater than the
probability that it will not. As a result, if interest income is recognised during the period based on the
expectation of meeting the targets, there should only be a limited possibility that the interest may need to be
reversed in future reporting periods.

Reference is made to note 12 ‘Deposits from banks’ and to note 20 ‘Net interest income’ for the presentation of ING Group’s participation in TLTRO programmes

.
Significant judgements:
Significant management judgement is exercised in determining the accounting treatment of TLTRO transactions. In particular, ING Group applied judgement in:
◾ assessing and concluding that in ING Group’s view the rate under TLTRO is considered to be a market conforming rate and, hence, accounting for TLTRO in accordance with IFRS 9; and
◾
selecting accounting policies regarding the calculation of the effective interest rate under TLTRO,

including
treatment of changes in expectations of meeting the lending targets.
In addition, estimation uncertainty exists when the end of the observation period for lending growth does not
coincide with the end of the reporting period. At 31 December

2021, however, limited estimation uncertainty
exists as the lending targets

were met as at 31 December 2021 (subject to the final confirmation by the ECB),
which is the end of the observation period 2 and

determines the conditional rate applicable during the period between June 2021 and June 2022.
1.7 Consolidation

ING Group comprises ING Groep N.V.

(the Parent Company), ING Bank N.V.

and all other subsidiaries.
Subsidiaries are entities controlled by ING Groep N.V.

Control exists if ING Groep N.V.

is exposed or has rights
to variable returns and has the ability to affect those returns through the power over the investee. Control is usually achieved through situations including, but not limited to:

◾
Ownership, directly or indirectly, of more than half of the voting power;

◾
Ability to appoint or remove the majority of the board of directors;

◾
Power to govern operating and financial policies under statute or agreement; and

◾
Power over more than half of the voting rights through an agreement with other investors.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered in assessing whether Group controls another entity.

For interests in structured entities, the existence of control requires judgement as these entities are designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. This judgement

Consolidation
1.7 Consolidation

ING Group comprises ING Groep N.V.

(the Parent Company), ING Bank N.V.

and all other subsidiaries.
Subsidiaries are entities controlled by ING Groep N.V.

Control exists if ING Groep N.V.

is exposed or has rights
to variable returns and has the ability to affect those returns through the power over the investee. Control is usually achieved through situations including, but not limited to:

◾
Ownership, directly or indirectly, of more than half of the voting power;

◾
Ability to appoint or remove the majority of the board of directors;

◾
Power to govern operating and financial policies under statute or agreement; and

◾
Power over more than half of the voting rights through an agreement with other investors.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered in assessing whether Group controls another entity.

For interests in structured entities, the existence of control requires judgement as these entities are designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. This judgement
includes, for example, the involvement in the design of the structured entity, contractual arrangements that give rights to direct the structured entities relevant activities and commitment to ensure that the structured entity operates as designed.
A list of principal subsidiaries is included in Note 48 ‘Principal subsidiaries’.

A list containing the information referred to in Section 379 (1), Book 2 of the Dutch Civil Code has been filed with the office of the Commercial Register of Amsterdam, in accordance with Section 379

(5), Book 2 of the
Dutch Civil Code.

The results of the operations and the net assets of subsidiaries are included in the statement of profit or loss
and the statement of financial position from the date control is obtained until the date control is lost. On disposal, the difference between the sales proceeds, net of directly attributable transaction costs, and the net assets is included in net result.

A subsidiary which ING Group has agreed to sell but is still legally owned by ING Group may still be controlled
by ING Group at the balance sheet date and therefore, still be included in the consolidation. Such a subsidiary may be presented as a held for sale disposal group if certain conditions are met.

All intercompany transactions, balances and unrealised surpluses and deficits on transactions between group companies are eliminated. Where necessary, the accounting policies used by subsidiaries are changed to ensure consistency with group policies. In general, the reporting dates of subsidiaries are the same as the
reporting date of ING Groep N.V.

ING Groep N.V.

and its Dutch group companies are subject to legal restrictions regarding the amount of dividends they can pay to their shareholders. The Dutch Civil Code contains the restriction that dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up
capital and reserves required by law. Certain Group companies are also subject to other restrictions in certain countries, in addition to the restrictions on the amount of funds that may be transferred in the form of
dividends, or otherwise, to the parent company.

Furthermore, in addition to the restrictions in respect of minimum capital requirements that are imposed by
industry regulators in the countries in which the subsidiaries operate, other limitations exist in certain countries.
1.8 Segment reporting

An operating segment is a distinguishable component of ING Group, engaged in providing products or services, whose operating results are regularly reviewed by the Executive Board of ING Group and the Management
Board Banking (together the Chief Operating Decision Maker (CODM)) to make decisions about resources to be allocated to the segments and assess its performance. A geographical area is a distinguishable component of
ING Group engaged in providing products or services within a particular economic environment that is subject
to risks and returns that are different from those of segments operating in other economic environments.
The CODM examines ING Group’s performance both by line of business and geographic perspective and has identified five

reportable segments by line of business. The geographical analyses are based on the location of
the office from which the transactions are originated.

1.9 Foreign currency translation

Functional and presentation currency
Items included in the financial statements of each of ING Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency).

The Consolidated
financial statements are presented in euros, which is ING Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transactions. Exchange rate differences resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the statement of profit or loss, except when deferred in equity as part of qualifying cash flow hedges or qualifying net investment hedges.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Segment reporting
1.8 Segment reporting

An operating segment is a distinguishable component of ING Group, engaged in providing products or services, whose operating results are regularly reviewed by the Executive Board of ING Group and the Management
Board Banking (together the Chief Operating Decision Maker (CODM)) to make decisions about resources to be allocated to the segments and assess its performance. A geographical area is a distinguishable component of
ING Group engaged in providing products or services within a particular economic environment that is subject
to risks and returns that are different from those of segments operating in other economic environments.
The CODM examines ING Group’s performance both by line of business and geographic perspective and has identified five

reportable segments by line of business. The geographical analyses are based on the location of
the office from which the transactions are originated.

Foreign currency translation
1.9 Foreign currency translation

Functional and presentation currency
Items included in the financial statements of each of ING Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency).

The Consolidated
financial statements are presented in euros, which is ING Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transactions. Exchange rate differences resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the statement of profit or loss, except when deferred in equity as part of qualifying cash flow hedges or qualifying net investment hedges.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Exchange rate differences on non-monetary items, measured at fair value through profit or loss, are reported as part of the fair value gain or loss. Non-monetary items are retranslated at the date the fair value is determined. Exchange rate differences on non-monetary items measured at fair value through other comprehensive income

are included in other comprehensive income and get accumulated in the revaluation reserve in equity.

Exchange rate differences in the statement of profit or loss are generally included in ‘Valuation results and net trading income’. Reference

is made to Note 22 ‘Valuation results and net trading income’, which discloses the amounts included in the statement of profit or loss. Exchange rate differences relating to the disposal of debt and FVPL equity securities are considered to be an inherent part of the capital gains and losses recognised in
Investment income. As mentioned below, in Group companies relating to the disposals of group companies, any exchange rate difference deferred

in equity is recognised in the statement of profit or loss in ‘Result on disposal of group companies’. Reference is also made to Note 19 ‘Equity’,

which discloses the amounts
included in the statement of profit or loss.

Group companies

The results and financial positions of all group companies

that have a functional currency different from the
presentation currency are translated into the presentation currency as follows:

◾
Assets and liabilities included in each statement of financial position are translated at the closing rate at
the date of that statement of financial position;

◾ Income and expenses included in each statement of profit or loss are translated at average exchange rates
(unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions);
and

◾
All resulting exchange rate differences are recognised in a separate component of equity.

On consolidation, exchange rate differences arising from the translation of a monetary item that forms part of the net investment in a foreign operation, and of borrowings and other instruments designated as hedges of such investments, are taken to shareholders’ equity. When a foreign operation is sold, the corresponding exchange rate differences are recognised in the statement of profit or loss as part of the gain or loss on sale.

Goodwill and fair value adjustments arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the exchange rate prevailing at the balance sheet date.

Investments in associates and joint ventures
1.10 Investments in associates and joint ventures

Associates are all entities over which ING Group has significant influence but not control. Significant influence is the ability to participate in the financial and operating policies of the investee. It generally results from a
shareholding of between 20% and 50% of the voting rights or

through situations including, but not limited to
one or more of the following:

◾
Representation on the board of directors;

◾
Participation in the policymaking process; and

◾
Interchange of managerial personnel.

Joint ventures are entities over which ING Group has joint control. Joint control is the contractually agreed sharing of control over an arrangement or entity, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Joint control means that no party to the agreement is able to act unilaterally to control the activity of the entity. The parties to the agreement must act together to control the entity and therefore exercise the joint control.

Investments in associates and joint ventures are initially recognised at cost and subsequently accounted for using the equity method of accounting.

ING Group’s investment in associates and joint ventures (net of any accumulated impairment loss) includes goodwill identified on acquisition. ING Group’s share of its associates and joint ventures post-acquisition profits or losses is recognised in the statement of profit or loss, and its share of post-acquisition changes in reserves is
recognised in equity. The cumulative post-acquisition changes are adjusted against the carrying amount of the investment. When ING Group’s share of losses in an associate or joint venture equals or exceeds its interest in the associate or joint venture, including any long-term interests in the associate like uncollateralised loans that are neither planned nor likely to be settled in the foreseeable future, ING Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate or joint venture.

Unrealised gains on transactions between ING Group and its associates and joint ventures are eliminated to the extent of ING Group’s interest in the associates and joint ventures. Unrealised losses are also eliminated unless they provide evidence of an impairment of the asset transferred. Accounting policies of associates and joint ventures have been changed where necessary to ensure consistency with the policies adopted by ING Group.

The recoverable amount, being the higher of fair value less cost of disposal and value in use, of the investment
in associate and joint venture is determined when there is an indication of potential (reversal of) impairment.
An impairment loss is recognised when the carrying amount

of the investment exceeds its recoverable amount.
Goodwill on acquisitions of interests in associates and joint ventures is not tested separately for impairment, but is assessed as part of the carrying amount of

the investment. An impairment loss is subsequently reversed
if there is indication of a reversal and there is a change in the estimates used to determine the recoverable amount. An impairment loss is reversed to the extent that the recoverable amount exceeds its carrying amount, but cannot exceed the original impairment loss.
Significant judgements and critical accounting estimates and assumptions:
The most significant estimates and assumptions relate to the assessment of (reversal of) impairment of the investment in TMBThanachart Bank Public Company Limited (hereafter: TTB) which involves estimation of value in use.
Management’s best estimate of TTB’s expected future earnings are based on forecasts derived from broker consensus over the short to medium term and TTB observable

targets for steady state earnings into perpetuity.
A capital maintenance charge is applied, which is management’s forecast of the earnings that need to be withheld in order for TTB to meet target regulatory requirements over the forecast period. Both of these factors are subject to a high degree of uncertainty.

Key assumptions used in estimating TTB’s value in use and the sensitivity of the value in use calculations to
different assumptions are described in note 8 ‘Investments in associates and joint ventures’.

Property and equipment
1.11 Property and equipment

Property in own use

Land and buildings held for own use are stated at fair value at the balance sheet date. Increases in the carrying amount arising on revaluation of land and buildings held for own use are credited to the revaluation reserve in shareholders’ equity. Decreases in the carrying amount that offset previous increases of the same asset are charged against the revaluation reserve directly in equity; all other decreases are charged to the statement of profit or loss. Increases that reverse a revaluation decrease on the same asset previously recognised in net result are recognised in the statement of profit or loss. Depreciation is recognised based on the fair value and the estimated useful life (in general 20 – 50

years). Depreciation is calculated on a straight-line basis. On disposal, the related revaluation reserve is transferred to retained earnings.

The fair values of land and buildings are appraised annually by independent qualified valuers. Subsequent
expenditure is included in the asset’s carrying amount when it is probable that future economic benefits associated with the item will flow to ING Group and the cost of the item can be measured reliably.

Equipment

Equipment is stated at cost less accumulated depreciation and any impairment losses. The cost of the assets is depreciated on a straight line basis over their estimated useful lives, which are generally as follows: for data processing equipment two

to
five

years, and
four

to
ten

years for fixtures and fittings. Expenditure incurred on
maintenance and repairs is recognised in the statement of profit or loss as incurred. Expenditure incurred on major improvements is capitalised and depreciated.

Disposals of property and equipment
The difference between the proceeds on disposal and net carrying value is recognised in the statement of profit or loss under Other income.

Right-of-use assets
ING Group as the lessee
A lessee is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a corresponding liability representing its obligation to make lease payments at the date at which the leased asset is available for use by ING Group. Each lease payment is allocated between the repayment of the liability and finance cost. The finance costs are charged to profit or loss over the lease period so as to produce a
constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include
the net present value of the following lease payments:

◾
Fixed payments (including in-substance fixed payments), less any lease incentives receivable;

◾
Variable lease payments that are based on an index or a rate;

◾
Amounts expected to be payable by the lessee under residual value guarantees;

◾
The exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

◾
Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with
similar terms and conditions. This rate is approximated by using the risk free rate applicable to the lease term, the currency of the lease payment and jurisdiction, with the Fund

Transfer

Pricing (FTP) rate as an add-on. The
FTP rate is used to transfer interest rate

risk and funding and liquidity risk positions

between the ING Group
business and treasury departments. It is determined by either

ING Group or Local Asset and Liability
Committee (ALCO). Reference is made to the ‘Risk management’ section of the Annual

Report.
Right-of-use assets are measured at cost comprising the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received and any initial direct costs and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-
value assets comprise mainly IT-equipment (for example mobile phones or laptops) and small items of office furniture.

The right-of-use asset is included in the statement of financial position line-item ‘Property and equipment’, the lease liability is included in the statement of financial position line-item

‘Other liabilities’. Refer to note 9
‘Property and equipment’ and to note 16 ‘Other liabilities’.
Subsequent to initial recognition,

the right-of-use asset amortises using a straight-line method to the income
statement over the life of the lease. The lease liability increases for the accrual of interest and decrease when payments are made. Any remeasurement of the lease liability due to a lease modification or other reassessment results in a corresponding adjustment to the carrying amount of the right-of-use asset.
ING Group as the lessor
When ING Group acts as a lessor, a distinction should be made between finance leases and operating leases.
For ING Group as a lessor these are mainly finance leases.

The present value of the lease payments is
recognised as a receivable under Loans and advances to customers or Loans and advances to banks.

The
difference between the gross receivable and the present value of the receivable is unearned finance lease income. Lease income is recognised over the term of the lease using the net investment method (before tax),
which reflects a constant periodic rate of return.
1.12 Acquisitions, goodwill and other intangible assets

Goodwill resulting from a business combination
ING Group’s business combinations are accounted for using the acquisition method of accounting. The consideration for each business combination is measured at the aggregate of the fair values (at the date of exchange) of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for
control of the acquiree. Goodwill, being the difference between the cost of the acquisition (including assumed
debt) and the Group’s interest in the fair value of investee's identifiable assets, liabilities and contingent liabilities as at the date of acquisition, is capitalised as an intangible asset.

Goodwill is only recognised
separately on acquisitions. The results of the operations of the acquired companies are included in the
statement of profit or loss from the date control is obtained.

Where applicable, the consideration for the business combination includes any asset or liability resulting from
a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value. Contingent consideration arrangements classified as an asset or a liability, are subsequently measured at fair value and the changes in fair value will be recognised in the statement of profit or loss. Changes in the fair value of the contingent consideration classified as equity, are not recognised.

Where a business combination is achieved in stages, ING Group’s previously held interests in the assets and liabilities of the acquired entity are remeasured to fair value at the acquisition date (i.e. the date ING Group obtains control) and the resulting gain or loss, if any, is recognised in the statement of profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognised in other comprehensive income are reclassified to the statement of profit or loss, where such treatment would

Acquisitions, goodwill and other intangible assets
1.12 Acquisitions, goodwill and other intangible assets

Goodwill resulting from a business combination
ING Group’s business combinations are accounted for using the acquisition method of accounting. The consideration for each business combination is measured at the aggregate of the fair values (at the date of exchange) of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for
control of the acquiree. Goodwill, being the difference between the cost of the acquisition (including assumed
debt) and the Group’s interest in the fair value of investee's identifiable assets, liabilities and contingent liabilities as at the date of acquisition, is capitalised as an intangible asset.

Goodwill is only recognised
separately on acquisitions. The results of the operations of the acquired companies are included in the
statement of profit or loss from the date control is obtained.

Where applicable, the consideration for the business combination includes any asset or liability resulting from
a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value. Contingent consideration arrangements classified as an asset or a liability, are subsequently measured at fair value and the changes in fair value will be recognised in the statement of profit or loss. Changes in the fair value of the contingent consideration classified as equity, are not recognised.

Where a business combination is achieved in stages, ING Group’s previously held interests in the assets and liabilities of the acquired entity are remeasured to fair value at the acquisition date (i.e. the date ING Group obtains control) and the resulting gain or loss, if any, is recognised in the statement of profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognised in other comprehensive income are reclassified to the statement of profit or loss, where such treatment would be appropriate if that interest were disposed of. Acquisition related costs are recognised in the statement of profit or loss as incurred and presented in the statement of profit or loss as Other operating expenses.

The initial accounting for the fair value of the net assets of the companies acquired during the year may be
determined only provisionally as the determination of the fair value can be complex and the time between the
acquisition and the preparation of the Financial statements can be limited. The initial accounting shall be
completed within a year after acquisition. Adjustments to the fair value as at the date of acquisition of acquired assets and liabilities, that are identified within one year after acquisition are recognised as an
adjustment to goodwill; any subsequent adjustment is recognised as income or expense. On disposal of group
companies where control is lost, the difference between the sale proceeds and carrying value (including goodwill) and the unrealised results (including the currency translation reserve in equity) is included in the
statement of profit or loss.

Impairment of goodwill and other non-financial assets
ING Group assesses at each reporting period, whether there is an indication that a non-financial asset may be
impaired. Irrespective of whether there is an indication of impairment, intangible assets with an indefinite
useful life, including goodwill acquired in a business combination, and intangible assets not yet available for
use, are tested annually for impairment. Goodwill is allocated to groups of CGUs (that is, the group of cash generating units or CGUs) for the purpose of impairment testing. These groups of CGUs represent the lowest level at which goodwill is monitored for internal management purposes. Goodwill is tested for impairment by comparing the carrying value of the group of CGUs to the recoverable amount of that group of CGUs. The carrying value is determined as the IFRS net asset value including goodwill.

The carrying value is determined on
a basis that is consistent with the way in which the recoverable amount of the CGU is determined. The recoverable amount is estimated as the higher of fair value less costs of disposal and value in use. Impairment of goodwill, if applicable, is included in the statement of profit or loss in Other operating expenses and is not
subsequently reversed.

Computer software

Computer software that has been purchased or generated internally for own use is stated at cost less amortisation and any impairment losses. Amortisation is calculated on a straight-line basis over its useful life.
This period will generally not exceed five years. Amortisation is included in Other operating expenses.

Other intangible assets

Other intangible assets are capitalised and amortised over their expected economic life, which is generally between three and ten years. Intangible assets with an indefinite life are not amortised.

1.13 Taxation

Income tax on the result for the year consists of current and deferred tax. Income tax is recognised in the statement of profit or loss but it is recognised directly in equity if the tax relates to items that are recognised directly in equity.

Deferred income tax

Deferred income tax is provided in full, using the liability method, for temporary differences arising between the tax basis of assets and liabilities and their carrying

amounts in the Consolidated statement of financial
position.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are not discounted.

Deferred tax assets are recognised when it is probable that future taxable profit will be available against which the temporary differences can be utilised. Deferred income tax is provided for temporary differences arising from investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by ING Group and it is probable that the difference will not reverse in the foreseeable future. The tax effects of income tax losses available for carry forward are recognised as an asset where it is probable that future taxable profits will be available against which these losses can be utilised.

Fair value remeasurements of debt and equity instruments measured at FVOCI and cash flow hedges are recognised directly in equity. Deferred tax related to this fair value remeasurement is also recognised directly in equity and is subsequently recognised in the statement of profit or loss together with the deferred gain or loss.

Uncertain tax positions are assessed continually by ING Group and in case it is probable that there will be a
cash outflow, a current tax liability is recognised.

1.14 Other assets

Taxation
1.13 Taxation

Income tax on the result for the year consists of current and deferred tax. Income tax is recognised in the statement of profit or loss but it is recognised directly in equity if the tax relates to items that are recognised directly in equity.

Deferred income tax

Deferred income tax is provided in full, using the liability method, for temporary differences arising between the tax basis of assets and liabilities and their carrying

amounts in the Consolidated statement of financial
position.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are not discounted.

Deferred tax assets are recognised when it is probable that future taxable profit will be available against which the temporary differences can be utilised. Deferred income tax is provided for temporary differences arising from investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by ING Group and it is probable that the difference will not reverse in the foreseeable future. The tax effects of income tax losses available for carry forward are recognised as an asset where it is probable that future taxable profits will be available against which these losses can be utilised.

Fair value remeasurements of debt and equity instruments measured at FVOCI and cash flow hedges are recognised directly in equity. Deferred tax related to this fair value remeasurement is also recognised directly in equity and is subsequently recognised in the statement of profit or loss together with the deferred gain or loss.

Uncertain tax positions are assessed continually by ING Group and in case it is probable that there will be a
cash outflow, a current tax liability is recognised.

Other assets
1.14 Other assets

Investment property

Investment properties are recognised at fair value at the balance sheet date. The fair values of investment properties are appraised annually by independent qualified valuers. Changes in the carrying amount resulting
from revaluations are recognised in the statement of profit or loss. On disposal, the difference between the sale proceeds and carrying value is recognised in the statement of profit or loss.

Property obtained from foreclosures

Property obtained from foreclosures is stated at the lower of cost and net realisable value. Net realisable value is the estimated selling price, less applicable variable selling expenses. Property obtained from foreclosures is
included in Other assets - Property development and obtained from foreclosures.

Property development

Property developed and under development is included in Other assets

– Property development and obtained
from foreclosures. Depending on the intention of ING Group after completion of the development, the property is measured as follows:

◾ Intention to sell: at the lower of cost and net realisable value;
◾ Intention to use as a real estate investment: at fair value.

Disposal groups held for sale and discontinued operations
1.15 Disposal groups held for sale and discontinued operations

Disposal groups (and non-current assets) are classified as held for sale if their carrying amount will be
recovered principally through a sale transaction rather than through continuing use. This is only the case when the sale is highly probable and the disposal group (or non-current assets) is available for immediate sale in its
present condition; management must be committed to the sale, which is expected to occur within one year
from the date of classification as held for sale.

Upon classification as held for sale, the disposal group is measured at the lower of its carrying amount and fair
value less costs to sell, except where specifically exempt from IFRS 5 ‘Non-current Assets Held for Sale and
Discontinued Operations. An impairment loss is recognised for any initial or subsequent write-down of the
disposal group to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of the disposal group, but not in excess of any cumulative impairment loss previously recognised.

A
gain or loss not previously recognised by the date of the sale of the disposal group is recognised at the date of
derecognition. Assets within the disposal group are not depreciated or amortised while they are classified as
held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for
sale continue to be recognised. The assets of the disposal group classified as held for sale are presented
separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for
sale are presented separately from other liabilities in the balance sheet.

When a group of assets that is classified as held for sale represents a major line of business or geographical
area the disposal group is classified as discontinued operations. Upon classification of a business as held for
sale and discontinued operations the individual income and expenses are presented within the Total net result
from discontinued operations instead of being presented in the usual line items in the Consolidated statement of profit or loss. All comparative years in the Consolidated statement of profit or loss are restated and presented as discontinued operations for all periods presented. Furthermore, the individual assets and liabilities are presented in the Consolidated statement of financial position as Assets and liabilities held for sale
and are no longer included in the usual line items in the

Consolidated statement of financial position. Changes
in assets and liabilities as a result of classification as held for sale are included in the notes in the line ‘Changes
in composition of the group and other changes’.

1.16 Provisions, contingent liabilities and contingent assets

A provision is a present obligation arising from past events, the settlement of which is expected to result in an outflow of resources embodying economic benefits, however the timing or the amount is uncertain. Provisions
are discounted when the effect of the time value of money is significant using a pre-tax discount rate.

Reorganisation provisions include employee termination benefits when ING Group is demonstrably committed to either terminate

the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy.

A liability is recognised for a levy when the activity that triggers payment, as identified by the relevant
legislation, occurs. For a levy that is triggered upon reaching a minimum threshold,

the liability is recognised
only upon reaching the specified minimum threshold.

A contingent liability is a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within
the control of ING Group; or a present obligation that arises from past events but is not recognised because it is either not probable that an outflow of economic benefits will be required to settle the obligation or the

Provisions, contingent liabilities and contingent assets
1.16 Provisions, contingent liabilities and contingent assets

A provision is a present obligation arising from past events, the settlement of which is expected to result in an outflow of resources embodying economic benefits, however the timing or the amount is uncertain. Provisions
are discounted when the effect of the time value of money is significant using a pre-tax discount rate.

Reorganisation provisions include employee termination benefits when ING Group is demonstrably committed to either terminate

the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy.

A liability is recognised for a levy when the activity that triggers payment, as identified by the relevant
legislation, occurs. For a levy that is triggered upon reaching a minimum threshold,

the liability is recognised
only upon reaching the specified minimum threshold.

A contingent liability is a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within
the control of ING Group; or a present obligation that arises from past events but is not recognised because it is either not probable that an outflow of economic benefits will be required to settle the obligation or the
amount of the obligation cannot be measured reliably. Contingent liabilities are not recognised in the statement of financial position, but are rather disclosed in the notes unless the possibility of the outflow of
economic benefits is remote.

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of
ING Group. Contingent assets are recognised in the statement of financial position only when realisation of the
income that arises from such an asset is virtually certain. Contingent assets are disclosed in the notes when an
inflow of economic benefits is probable.

Significant judgements and critical accounting estimates and assumptions:
The recognition and measurement of provisions is an inherently uncertain process involving using judgement
to determine when a present obligation exists and estimates regarding probability, amounts and timing of cash flows.

ING Group may become involved in governmental, regulatory, arbitration and legal proceedings and investigations and may be subject to third party claims. With or without reference to the above, ING Group may also offer compensation to certain of its customers. Judgement is required to assess whether a present obligation exists and to estimate the probability of an unfavourable outcome and the amount of potential loss.
The degree of uncertainty and the method of making the accounting estimate depends on the individual case,
its nature and complexity. Such cases are usually one of a kind. For the assessment of related provisions ING
Group consults with internal and external legal experts. Even taking into consideration legal experts’ advice, the probability of an outflow of economic benefits can still be uncertain and the provision recognised can
remain sensitive to the assumptions used. Reference is made to note 15 ‘Provisions’. For proceedings where it is not possible to make a reliable estimate of the expected financial effect, that could result from the ultimate resolution of the proceedings, no provision is recognised, however disclosure is included in the financial
statements,

where relevant.

Reference is made to note 46 ‘Legal proceedings’.
Critical accounting estimates and assumptions for the reorganisation provision are in estimating the amounts and timing of cash flows as the announced transformation initiatives are implemented over a period of several
years. Reference is made to note 15 ‘Provisions’.

Other liabilities
1.17 Other liabilities

Defined benefit plans

The net defined benefit asset or liability recognised in the statement of financial position in respect of defined
benefit pension plans is the fair value of the plan assets less the present value of the defined benefit obligation
at the balance sheet date.

Plan assets are measured at fair value at the balance sheet date. For determining the pension expense,

the
return on plan assets is determined using a high quality corporate bond rate identical to the discount rate used in determining the defined benefit obligation.

Changes in plan assets that effect Shareholders’ equity and/or Net result, include mainly:

◾ Return on plan assets using a high quality corporate bond rate at the start of the reporting period which are recognised as staff costs in the statement of profit or loss; and

◾
Remeasurements which are recognised in Other comprehensive income.

The defined benefit obligation is calculated by internal and external independent qualified actuaries through
actuarial models and calculations using the projected unit credit method.

This method considers expected
future payments required to settle the obligation resulting from employee service in the current and prior periods, discounted using a high quality corporate bond rate. Inherent in these actuarial models are assumptions including discount rates, rates of increase in future salary and benefit levels, mortality rates, consumer price index and the expected level of indexation. The assumptions are based on available market data as well as management expectations and are updated regularly. The actuarial assumptions may differ significantly from the actual results due to changes in market conditions, economic and mortality trends, and
other assumptions. Any changes in these assumptions could

have a significant impact on the defined benefit
plan obligation and future pension costs.

Changes in the defined benefit obligation that effects Shareholders’ equity and/or Net result, include mainly:

◾
Service cost which are recognised as staff costs in the statement of profit or loss;

◾ Interest expenses using a high quality corporate bond rate at the start of the period which are recognised as staff costs in the Statement of profit or loss; and

◾
Remeasurements which are recognised in Other comprehensive income (equity).

Remeasurements recognised in other comprehensive income are not recycled to profit or loss. Any past service cost relating to a plan amendment is recognised in profit or loss in the period of the plan amendment. Gains
and losses on curtailments and settlements are recognised in the statement of profit or loss when the curtailment or settlement occurs.

The recognition of a net defined benefit asset in the Consolidated statement of financial position is limited to
the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

Defined contribution plans

For defined contribution plans, ING Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. ING Group has no further payment obligations once the contributions have been paid. The contributions are recognised as staff expenses in the profit or loss when they are due. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payments is available.

Other post-employment obligations

Some group companies provide other post-employment benefits to former employees. The entitlement to
these benefits is usually conditional on the employee

remaining in service up to retirement age and the
completion of a minimum service period. The

expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans.

Treasury shares
1.18 Treasury shares

Treasury shares (own equity instruments bought back by ING Group or its subsidiaries) are deducted from
Equity (Other reserves). No gain or loss is recognised in the statement of profit or loss when purchasing,

selling
or cancelling these shares. Treasury shares are not taken into account when calculating earnings per ordinary share or dividend per ordinary share as they are not considered to be outstanding.
Treasury shares can be purchased by ING as part of a share buyback programme. If a share buyback is executed by a broker and the agreement with the broker is irrevocable, ING has a contractual obligation to purchase its own shares that is unavoidable once it signs the agreement with the broker. This is the moment when ING recognises a financial liability measured at the present value of the redemption amount with a corresponding
reduction in equity (Retained earnings). During the share buyback programme, ING settles this liability for the
actual purchase price paid for the shares bought on a daily basis.

Actual shares bought back and held by ING
are presented as Treasury shares within Other reserves in equity.
1.19 Income recognition

Interest

Interest income and expense are recognised in the statement of profit or loss using the effective interest method. The effective interest method is a method of calculating the amortised cost of a financial asset or a financial liability and of allocating the interest income or interest expense over the relevant period. The effective interest rate is the rate

that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset or financial liability. When calculating the effective interest rate, ING Group estimates cash flows considering all contractual terms of the financial instrument (for example, prepayment options) but does not consider future credit losses.

The calculation includes all fees and points paid or received between parties to the contract that are an integral
part of the effective interest rate, transaction costs and all other premiums or discounts. Once a financial asset or a group of similar financial assets has been written down as a result of an impairment loss, interest income
is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.
Interest results on instruments classified at Amortised Cost, assets measured at FVOCI and derivatives in a formal hedge accounting relationship is presented in ‘Interest income (expense) using effective interest rate method’. Interest

result on financial assets and liabilities voluntarily designated as at FVPL and derivatives in so
called economic hedges and instruments designated at fair value are presented in ‘Other interest income
(expense)’. Interest

result on all other financial assets and liabilities at FVTPL is recognised in ‘Valuation results
and net trading income’.
Fees and commissions

Fees and commissions are generally recognised as the service is provided. Loan commitment fees for loans that are likely to be drawn down are deferred (together with related direct costs) and recognised as an adjustment to the effective interest rate on the loan. Loan syndication fees are recognised as income when the performance obligation has been satisfied based on the particular contract and ING Group has retained no part of the loan package for itself or has retained a part at the same effective interest rate as the other participants.

Income recognition
1.19 Income recognition

Interest

Interest income and expense are recognised in the statement of profit or loss using the effective interest method. The effective interest method is a method of calculating the amortised cost of a financial asset or a financial liability and of allocating the interest income or interest expense over the relevant period. The effective interest rate is the rate

that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset or financial liability. When calculating the effective interest rate, ING Group estimates cash flows considering all contractual terms of the financial instrument (for example, prepayment options) but does not consider future credit losses.

The calculation includes all fees and points paid or received between parties to the contract that are an integral
part of the effective interest rate, transaction costs and all other premiums or discounts. Once a financial asset or a group of similar financial assets has been written down as a result of an impairment loss, interest income
is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.
Interest results on instruments classified at Amortised Cost, assets measured at FVOCI and derivatives in a formal hedge accounting relationship is presented in ‘Interest income (expense) using effective interest rate method’. Interest

result on financial assets and liabilities voluntarily designated as at FVPL and derivatives in so
called economic hedges and instruments designated at fair value are presented in ‘Other interest income
(expense)’. Interest

result on all other financial assets and liabilities at FVTPL is recognised in ‘Valuation results
and net trading income’.
Fees and commissions

Fees and commissions are generally recognised as the service is provided. Loan commitment fees for loans that are likely to be drawn down are deferred (together with related direct costs) and recognised as an adjustment to the effective interest rate on the loan. Loan syndication fees are recognised as income when the performance obligation has been satisfied based on the particular contract and ING Group has retained no part of the loan package for itself or has retained a part at the same effective interest rate as the other participants.
Commission and fees arising from negotiating, or participating in the negotiation of, a transaction for a third
party – such as the arrangement of the acquisition of shares or other securities or the purchase or sale of
businesses – are recognised on completion of the underlying

transaction. Portfolio and other management
advisory and service fees are recognised based on the applicable service contracts as the service is provided.
Asset management fees related to investment

funds and investment contract fees are recognised on a pro-rata basis over the period the service is provided. The same

principle is applied for wealth management, financial
planning and custody services that are continuously provided over an extended period of time.

Fees received
and paid between banks for payment services are classified as commission income and expenses.

Lease income

The proceeds from leasing out assets under operating leases are recognised on a straight-line basis over the life
of the lease agreement. Lease payments received in respect of finance leases when ING Group is the lessor are
divided into an interest component (recognised as interest income) and a repayment component based on a pattern reflecting a constant periodic rate of return on the lessor’s net investment in the lease.

Expense recognition
1.20 Expense recognition

Expenses are recognised in the statement of profit or loss as incurred or when a decrease in future economic benefits related to a decrease in an asset or an increase in a liability has arisen that can be measured reliably.
Fee and commission expenses are generally a result from a contract with ING service providers in order to perform the service for ING Group’s customers. Costs are generally presented as ‘Commission expenses’ if they are specific, incremental, directly attributable and identifiable to generate commission income.

Share-based payments

ING Group only engages in share-based payment transactions with its staff and directors. Share-based payment expenses are recognised as a staff expense over the vesting period. A corresponding increase in equity is recognised for equity-settled share-based payment transactions. A liability is recognised for cash-settled share-
based payment transactions. The fair value of equity-settled share-based payment transactions are measured at the grant date, and the fair value of cash-settled share-based payment transactions are measured at each balance sheet date. Rights granted will remain valid until the expiry date, even if the share based payment scheme is discontinued. The rights are subject to certain conditions, including a pre-determined continuous
period of service.

Earnings per ordinary share
1.21 Earnings per ordinary share

Earnings per ordinary share is calculated on the basis of the weighted average number of ordinary shares outstanding. In calculating the weighted average number of ordinary shares outstanding:

◾
Own shares held by group

companies are deducted from the total number of ordinary shares in issue;

◾
The computation is based on daily averages; and

◾
In case of exercised warrants, the exercise date is taken

into consideration.

Diluted earnings per share data are computed as if all convertible instruments outstanding at year-end were exercised at the beginning of the period. It is also assumed that ING Group uses the assumed proceeds thus
received to buy its own shares against the average market price in the financial year. The net increase in the number of shares resulting from the exercise is added to the average number of shares used to calculate diluted earnings per share.

Share options with fixed or determinable terms are treated as options in the calculation of diluted earnings per
share, even though they may be contingent on vesting. They are treated as outstanding on the grant date.
Performance-based employee share options are treated as contingently issuable shares because their issue is contingent upon satisfying specified conditions in addition to the passage of time.

Statement of cash flows
1.22 Statement of cash flows

The statement of cash flows is prepared in accordance with the indirect method, distinguishing cash flows from operating, investing and financing activities. In the net cash flow from operating activities, the result before tax
is adjusted for those items in the statement of profit or loss and changes in items per the statement of financial position, which do not result in actual cash flows during

the year.

For the purposes of the statement of cash flows, Cash and cash equivalents comprise balances with less than
three months’ maturity from the date of acquisition, including cash and balances with central banks, treasury
bills and other eligible bills, amounts due from other banks,

and deposits from banks. Investments qualify as a
cash equivalent if they are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash flows arising from foreign currency transactions are translated into the functional currency using the exchange rates at the date of the cash flows.

The net cash flow shown in respect of Loans and advances

to customers relates only to transactions involving
actual payments or receipts. The Addition to loan loss provision which is deducted from the item Loans and
advances to customers in the statement of financial position has been adjusted accordingly from the result before tax and is shown separately in the statement of cash flows.

The difference between the Net cash flow in accordance with the statement of cash flows and the change between the opening and closing balance of Cash

and cash equivalents in the statement of financial position is due to exchange rate differences and is presented separately in the cash flow statement.
Liabilities arising from financing activities are debt securities,

lease liabilities and subordinated loans.